Partnership Organization and Formation (Details)	12 Months Ended
	Sep. 24, 2011	Mar. 24, 2012	Sep. 25, 2010
Common units outstanding (in units)	35,428,855	35,500,806	35,318,000
Owned subsidiary of the Partnership (in hundredths)	100.00%
Number of residential, commercial, industrial and agricultural customers	750,000
Number of locations served by the partnership	300
Number of states in which the partnership operates	30
Minimum disclosure threshold percentage of revenues by customer (in hundredths)	10.00%
General Partner [Member] | Common Unitholders [Member]
Common units outstanding (in units)	784	784